Other Receivables (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Government institutions	$ 78	$ 39
Prepaid expenses	33	25
Insurance receivables	26	6
Current tax assets	16	66
Advances to suppliers	10	15
Other	62	71
Total other receivables	$ 225	$ 222